Leases - Future Lease Payments (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Leases
2025	$ 21,600,000
2026	18,100,000
2027	11,200,000
2028	8,400,000
2029	6,400,000
Thereafter	30,100,000
Total	95,800,000
Finance Leases
2025	1,300,000
2026	1,000,000.0
2027	600,000
2028	400,000
2029	200,000
Thereafter	0
Total	3,500,000
Total
2025	22,900,000
2026	19,100,000
2027	11,800,000
2028	8,800,000
2029	6,600,000
Thereafter	30,100,000
Total	99,300,000
Less: imputed interest	17,600,000
Total lease liabilities	81,700,000	$ 81,400,000
Finance Lease Liability Undiscounted Excess Amount Not Disclosed	0
Lessee Operating Lease Liability Undiscounted Excess Amount Not Disclosed	$ 0